Business Segments Information	12 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Business Segments Information
BUSINESS SEGMENTS INFORMATION

The Company designs and manufactures products bringing technology and engineering together to provide innovative solutions for customers in a wide range of industrial, commercial and consumer markets around the world. The business segments of the Company are organized primarily by the nature of the products and services they sell.

The Process Management segment provides systems and software, measurement and analytical instrumentation, valves, actuators and regulators, services and solutions and reliability consulting including digital plant architecture that allows communication of devices with centralized systems, to provide precision measurement, control, monitoring, asset optimization and plant safety and reliability for plants that produce power or process fluids or items such as petroleum, chemicals, food and beverages, pulp and paper, pharmaceuticals and municipal water supplies. The Industrial Automation segment provides low, medium and high voltage alternators and other power generation equipment, commercial and industrial motors and drives, power transmission and materials handling equipment, materials joining and precision cleaning products, fluid power and control mechanisms and electrical distribution equipment which are used in a wide variety of manufacturing operations to provide integrated manufacturing solutions to customers. The Network Power segment designs, manufactures, installs and maintains power systems for telecommunications networks, data centers and other critical applications, including power conditioning and uninterruptible power systems, thermal management, critical power systems, integrated data center control devices, software, monitoring and 24-hour service. The Climate Technologies segment supplies compressors, temperature sensors and controls, thermostats, flow controls and remote monitoring technology and services to all elements of the climate control industry, including residential heating and cooling, commercial air conditioning, commercial and industrial refrigeration and marine controls. The Commercial & Residential Solutions segment provides tools for professionals and homeowners, home and commercial storage systems and appliance solutions. The principal distribution method for each segment is direct sales forces, although the Company also uses independent sales representatives and distributors. Due to its global presence, certain of the Company's international operations are subject to risks such as significant currency exchange rate fluctuations, restrictions on the movement of funds and potential nationalization of operations.

The primary income measure used for assessing segment performance and making operating decisions is earnings before interest and income taxes. Intersegment selling prices approximate market prices. Accounting method differences between segment reporting and the consolidated financial statements are primarily management fees allocated to segments based on a percentage of sales and the accounting for pension and other retirement plans. Corporate and other includes stock compensation expense, and goodwill impairment charges when applicable. Corporate assets are primarily comprised of cash and equivalents, investments and certain fixed assets. Summarized below is information about the Company's operations by business segment and by geography. See Notes 3 through 6.

Business Segments

	Sales			Earnings			Total Assets
	2012	2013	2014	2012	2013	2014	2012	2013	2014
Process Management	$7,899	8,610	9,189	$1,599	1,809	1,918	$6,607	6,878	7,771
Industrial Automation	5,188	4,885	4,990	871	777	802	3,619	3,606	3,574
Network Power	6,399	6,155	5,073	624	554	459	7,212	6,603	5,233
Climate Technologies	3,766	3,876	4,109	668	716	737	2,260	2,245	2,378
Commercial &
Residential Solutions	1,877	1,865	1,924	396	404	424	1,155	1,153	1,152
	25,129	25,391	25,285	4,158	4,260	4,340	20,853	20,485	20,108
Differences in
accounting methods				226	221	252
Corporate and other (a)				(1,045)	(1,067)	(1,050)	2,965	4,226	4,069
Sales eliminations/Interest	(717)	(722)	(748)	(224)	(218)	(194)
Total	$24,412	24,669	24,537	$3,115	3,196	3,348	$23,818	24,711	24,177

(a) Corporate and other includes pretax goodwill impairment charges of $508 , $528 and $592 in 2014, 2013 and 2012, respectively. Corporate and other also includes stock compensation expense, which increased $121 in 2013 and decreased $78 in 2014. See Note 14.

	Intersegment Sales			Depreciation and Amortization			Capital Expenditures
	2012	2013	2014	2012	2013	2014	2012	2013	2014
Process Management	$13	6	8	$198	201	249	$228	276	300
Industrial Automation	619	631	664	138	145	145	134	124	123
Network Power	38	39	27	256	238	198	101	88	68
Climate Technologies	45	44	47	133	130	132	106	100	145
Commercial &
Residential Solutions	2	2	2	53	53	52	46	40	49
Corporate and other				45	52	55	50	50	82
Total	$717	722	748	$823	819	831	$665	678	767

Geographic Information

	Sales by Destination			Property, Plant and Equipment
	2012	2013	2014	2012	2013	2014
United States and Canada	$10,980	10,964	11,262	$1,918	1,969	2,036
Asia	5,790	5,888	5,483	592	518	602
Europe	4,946	4,841	4,815	689	772	803
Latin America	1,430	1,555	1,508	293	308	306
Middle East/Africa	1,266	1,421	1,469	17	38	55
Total	$24,412	24,669	24,537	$3,509	3,605	3,802

Sales in the U.S. were $10,310, $10,000 and $10,036 for 2014, 2013 and 2012, respectively, while Asia includes sales in China of $2,853, $3,122 and $3,012 in those years. Assets located in the U.S. were $2,022 in 2014, $1,952 in 2013 and $1,900 in 2012.